Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 27, 2014
Supplement [Text Block]	bmst_SupplementTextBlock

BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Strategic Municipal Opportunities Fund

(the “Fund”)

Supplement dated April 10, 2014
to the Prospectus and Statement of Additional Information, each dated January 27, 2014

Effective May 16, 2014, the following changes are made to the Fund’s Prospectus:

Footnote 1 to the Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

Investor A, C and Institutional | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmst_SupplementTextBlock

BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Strategic Municipal Opportunities Fund

(the “Fund”)

Supplement dated April 10, 2014
to the Prospectus and Statement of Additional Information, each dated January 27, 2014

Effective May 16, 2014, the following changes are made to the Fund’s Prospectus:

Footnote 1 to the Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.